Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Per Share
22.	NET INCOME (LOSS) PER SHARE
The Company calculates basic earnings per share by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. The diluted earnings per share is computed by assuming the exercise, settlement and vesting of all potential dilutive common stock equivalents outstanding for the period using the treasury stock method. The Company excludes common stock equivalent shares from the calculation if their effect is anti-dilutive. In a period where the Company is in a net loss position, the diluted loss per share is calculated using the basic share count.
The 8,625,000 Sponsor Vesting Shares that are issued and outstanding at March 31, 2022 are excluded from the weighted average number of shares of common stock outstanding until the vesting requirement is met and the restriction is removed.
The following table sets forth a reconciliation of the numerator and denominator used to compute basic and diluted earnings per share of common stock (in thousands, except for share and per share data).

	For the Three Months Ended March 31,
	2022	2021
Numerator
Net income (loss)	$11,975	$(5,084)
Denominator
Weighted average shares of common stock—basic	603,104,839	505,072,914
Dilutive effect of stock-based awards	37,923,571	—

Weighted average shares of common stock—diluted	641,028,410	505,072,914
Net income (loss) per share:
Basic	$0.02	$(0.01)
Diluted	$0.02	$(0.01)
Common stock equivalent shares of approximately 110,393 and 18,091,415 were excluded from the computation of diluted per share amounts for the three months ended March 31, 2022 and 2021, respectively, because their effect was anti-dilutive.

25.	NET LOSS PER SHARE
The Company calculates basic earnings per share by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. The diluted earnings per share is computed by assuming the exercise, settlement and vesting of all potential dilutive common stock equivalents outstanding for the period using the treasury stock method. We exclude common stock equivalent shares from the calculation if their effect is anti-dilutive. In a period where the Company is in a net loss position, the diluted loss per share is calculated using the basic share count. The 8,625,000 Sponsor Vesting Shares that are issued and outstanding at December 31, 2021 are excluded from the weighted average number of shares of common stock outstanding until the vesting requirement is met and the restriction is removed.

The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	Year Ended December 31,
	2021	2020	2019
Numerator
Net loss	$(248,919)	$(16,876)	$(210,340)
Denominator
Weighted average shares of common stock—basic and diluted	543,558,222	504,115,839	503,453,127
Net loss per share - basic and diluted	$(0.46)	$(0.03)	$(0.42)
Common stock equivalent shares of 32,061,021, 15,632,980 and 5,328,256 were excluded from the computation of diluted per share amounts for the years ended December 31, 2021, 2020 and 2019, respectively, because their effect was anti-dilutive.